Semiannual Report June 30, 2000

Oppenheimer
Strategic Bond Fund/VA

A Series of Oppenheimer Variable Account Funds


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      The Right Way to Invest
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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA

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Objective
Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income principally derived from interest on debt securities and seeks to enhance income by writing covered call options on debt securities. The Fund primarily invests in three sectors: foreign fixed-income securities, U.S. government securities and lower-rated high-yield domestic corporate bonds (commonly known as "junk bonds"). Investing in foreign securities entails additional expenses and risks, including foreign-currency fluctuations, while investing in junk bonds carries a greater risk of default than higher-rated fixed income securities.

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Narrative by Art Steinmetz, Co-Portfolio Manager
The Fund generated positive returns in a very challenging investment environment with cumulative total return for the six month period ending June 30, 2000 of 1.76%.(1) During this reporting period, stronger-than-expected economic growth fueled investors' concerns that inflationary pressures might emerge. As a result, interest rates and most bond yields rose. Because bond yields and prices move in opposite directions, higher interest rates eroded the value of many fixed-income securities. However, we focused the portfolio on the highest yielding, best performing sectors of the bond market and were able to provide positive returns in a declining market.
         When the reporting period began on January 1, 2000, the Federal Reserve Board ("Fed"), had already implemented three interest-rate hikes. They did so in response to concerns that unsustainable economic growth might ignite inflationary pressures. While inflation had not yet accelerated, early warning signs included very low unemployment, high levels of consumer spending and borrowing, and rising commodities prices. When the economy subsequently gained momentum, the Fed stepped in, repeatedly raising short-term interest rates in February and March. These increases were quickly reflected in lower bond prices.
         The bond market was also influenced by supply-and-demand factors. For example, U.S. Treasury securities provided the least attractive returns during the reporting period because of a fall-off in investor demand. In a robust economic environment, investors appeared to prefer higher yielding, credit-sensitive bonds--such as corporate and emerging-markets securities--over interest-rate-sensitive bonds such as U.S. Treasury securities.
         Given the interest-rate and demand environment, our goal during the period was to avoid interest-rate sensitive securities and emphasize higher yielding, credit-sensitive securities. As such, we increased our exposure to credit-sensitive bonds such as high-yield corporate securities, emerging-market bonds and certain types of mortgage-backed securities. By focusing on bonds providing above-average income streams, we helped offset the effects of declining bond prices on the portfolio.
         While U.S. Treasuries comprised only about 7% of the portfolio, we emphasized long-term issues, which benefited the Fund. Since the beginning of the year, despite falling bond prices in the overall market, the limited supply and high demand for longer-term assets pushed prices of 30-year Treasuries up and yields down. As a result, long bonds actually outperformed shorter issues.
         Of the three credit-sensitive market sectors in which we invest, emerging-market bonds contributed the most to performance. Consistent with our contrarian investment style, we purchased many of our emerging-market holdings in 1998, when they were out-of-favor as a result of the global financial crisis. We bought many of these bonds when they were inexpensive, and their prices have since risen as market conditions and investor interest improved. As of June 30, 2000, emerging-market bonds comprised about 13% of the Fund's portfolio.
         In the mortgage-backed securities sector, our holdings of "interest only" bonds performed well. Unlike most fixed-income securities, prices of "interest only" bonds appreciate when interest rates rise. At the end of the reporting period, interest-only bonds comprised about 5% of the portfolio, while the entire mortgage-backed securities sector accounted for about 23% of assets.(2)


Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.
1.Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.

2                       Oppenheimer Strategic Bond Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA

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Our holdings of high-yield corporate bonds, in turn, provided modestly positive returns. Although high-yield bonds generally outperformed U.S. Treasury securities during the period, they were adversely affected by their own, unique supply-and-demand influences. When interest rates began to rise in 1999, corporations began to issue more debt in order to avoid potentially higher interest rates in 2000. However, investor demand fell as stocks continued to generate high returns. This relative imbalance constrained the performance of high-yield corporate bonds.
         Our holdings of foreign bonds from developed markets were somewhat hurt by the strength of the U.S. dollar relative to most European currencies, including the euro. European economies are generally growing at slower rates than the U.S. economy, making U.S. investments more attractive to domestic and foreign investors alike. In Japan, the relationship between the Japanese yen and the U.S. dollar has been relatively stable. However, poor economic conditions in Japan have led to relatively unattractive low bond yields.
         In terms of the near future, we remain optimistic. We expect the Fed will maintain its tightening bias with respect to U.S. monetary policy and could raise short-term interest rates later in the year. However, it appears that the market may have already taken this into account. Therefore, we believe that any further price erosion should be limited.
         If interest rates continue to rise and the economy slows, the most substantial effects may be felt in the stock market and the high yield markets. If highly valued stocks experience a sharp correction because of investors' expectations of lower corporate profits, investors may turn to the higher quality, lower yielding sectors of the bond market. We would likely seek to take advantage of such a situation by employing various sophisticated hedging strategies, rather than by dramatically restructuring the portfolio.
         Regardless of future economic events, however, we intend to continue to manage the Fund in a way that takes advantage of the changing relationships among the various sectors of the bond market. In fact, adhering to our long-term investment approach is an important part of what it means at OppenheimerFunds to be The Right Way to Invest.



                       Oppenheimer Strategic Bond Fund/VA                      3
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Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
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
Mortgage-Backed Obligations--22.5%
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Government Agency--18.7%
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FHLMC/FNMA/Sponsored--9.4%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
8%, 7/1/30(1)                                                                                   $ 3,100,000          $ 3,117,453
Series 151, Cl. F, 9%, 5/15/21                                                                      708,053              735,264
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Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 194, Cl. IO, 11.19%, 4/1/28(2)                                                            41,955,499           13,402,815
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Federal National Mortgage Assn.:
6.50%, 5/1/29                                                                                     1,503,079            1,418,682
7.50%, 8/1/25                                                                                       383,496              379,661
7.50%, 7/1/29(1)                                                                                  3,200,000            3,154,496
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Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-202, Cl. PH, 6.50%, 2/25/22                                                            4,500,000            4,384,665
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Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 12.38%, 2/1/28(2)                                                               2,156,382              689,369
                                                                                                                     -----------
                                                                                                                      27,282,405
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GNMA/Guaranteed--9.3%
Government National Mortgage Assn.:
7%, 3/15/28-7/15/28                                                                              14,407,125           14,011,508
7.125%, 11/20/25                                                                                    152,214              152,929
7.50%, 2/15/27                                                                                    2,254,532            2,240,532
8%, 11/15/25-5/15/26                                                                              2,145,215            2,170,851
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Government National Mortgage Assn., Gtd. Multiclass Mtg. Participation Certificates,
Series 1999-27, Cl. PQ, 7.50%, 8/16/28                                                            8,220,125            8,209,850
                                                                                                                     -----------
                                                                                                                      26,785,670
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Private--3.8%
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Commercial--3.1%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. G, 7%, 6/17/29(3)                                                               100,000               79,031
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Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(4)                                                          375,000              283,828
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                              300,000              192,844
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                            1,250,000              770,313
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CRIIMI MAE Trust I, Collateralized Mtg. Obligations, Series 1996-C1, Cl. A2, 7.56%, 8/30/05(5)      100,000               94,934
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FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25                                                             153,594              147,594
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First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997, Cl. D, 8.083%, 5/25/08(3)(4)                                                           350,000              288,859
Series 1997, Cl. E, 8.083%, 2/25/11(3)(4)                                                           600,000              438,750
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First Union-Lehman Brothers Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15                                    225,000              169,242
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General Motors Acceptance Corp., Collateralized Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                             440,000              322,850
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                               250,000              147,617
Series 1998-C1, Cl. E, 7.089%, 3/15/11(4)                                                           800,000              725,250


4                       Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
General Motors Acceptance Corp. Commercial Mtg. Securities, Inc., Mtg.
Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security,
Series 1997-C1, Cl. X, 8.28%, 7/15/27(2)                                                         $3,921,491          $   297,788
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Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.755%, 6/15/21(4)                                                           209,054              206,050
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.415%, 2/15/28(4)(5)                                                        162,744              120,837
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(3)                                                           150,000              120,328
Series 1997-RR, Cl. D, 7.766%, 4/30/39(3)                                                           450,024              334,073
Series 1997-RR, Cl. E, 7.748%, 4/30/39(3)(4)                                                        300,016              199,605
Series 1997-RR, Cl. F, 7.766%, 4/30/39(3)                                                           600,032              334,331
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(3)                                                          390,000              325,406
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Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(3)                                                           63,720               52,330
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Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                                                         1,800,000            1,504,406
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NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates,
Series DMC, Cl. C, 8.921%, 8/12/11(3)                                                               200,000              181,969
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Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                                26,397               26,245
Series 1994-C2, Cl. E, 8%, 4/25/25                                                                  963,026              941,358
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Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F1, 8.888%, 1/20/06(4)                                                        1,000,000              747,500
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Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1995-C4, Cl. E, 8.849%, 6/25/26(3)(4)                                                         46,290               45,046
                                                                                                                     -----------
                                                                                                                       9,098,384
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Multi-Family--0.2%
AMMC, Collateralized Bond Obligations Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12(3)             200,000              195,200
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Option One Mortgage Trust, Collateralized Mtg. Obligations, Series 1999-1A, 10.06%, 3/1/29(3)       246,621              242,229
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Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-through Certificates,
Series 1998-1A, 5%, 11/25/27(3)                                                                     177,472              169,930
                                                                                                                     -----------
                                                                                                                         607,359
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Residential--0.5%
Ameriquest Finance Trust, Collateralized Mtg. Obligations, Series 2000-2, 8.50%, 8/17/01(3)         775,000              750,781
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NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75%, 12/25/28         337,853              315,893
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Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1, 6.79%, 4/25/26(3)                                                             374,815              244,801
                                                                                                                     -----------
                                                                                                                       1,311,475
                                                                                                                     -----------
Total Mortgage-Backed Obligations (Cost $67,358,346)                                                                  65,085,293


                       Oppenheimer Strategic Bond Fund/VA                      5

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
U.S. Government Obligations--11.8%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.50%, 11/15/26(6)                                                                               $5,200,000          $ 5,425,878
8.125%, 8/15/21                                                                                   1,415,000            1,725,859
8.875%, 2/15/19                                                                                     735,000              944,246
11.875%, 11/15/03                                                                                   500,000              582,500
STRIPS, 5.76%, 2/15/19(7)                                                                         6,500,000            2,063,048
STRIPS, 6.24%, 5/15/05(7)                                                                         5,704,000            4,199,832
STRIPS, 5.33%, 5/15/17(7)                                                                         6,000,000            2,114,490
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 11/30/00                                                                                  9,705,000            9,680,737
6%, 8/15/09                                                                                       1,373,000            1,362,274
6.50%, 10/15/06                                                                                   6,000,000            6,069,378
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $35,346,224)                                                                  34,168,242

================================================================================================================================
Foreign Government Obligations--22.8%
--------------------------------------------------------------------------------------------------------------------------------
Argentina--2.6%
Argentina (Republic of) Bonds:
11.75%, 6/15/15                                                                                   1,175,000            1,066,312
12%, 2/1/20                                                                                         405,000              378,675
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Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 2.807%, 4/1/07(4)(ARP)                                                                  2,757,897            1,900,580
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375%, 1/30/17                 1,392,000            1,249,320
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Medium-Term Nts., 8.75%, 7/10/02(ARP)                         384,000              345,189
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09                                        2,572,000            2,398,390
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City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04(ARP)                                          160,000              133,227
                                                                                                                     -----------
                                                                                                                       7,471,693
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Belgium--1.0%
Belgium (Kingdom of) Bonds, Series 35, 5.75%, 9/28/10(EUR)                                        3,060,000            2,975,556
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Brazil--3.3%
Brazil (Federal Republic of) Bonds:
12.25%, 3/6/30                                                                                      790,000              726,800
12.75%, 1/15/20                                                                                     870,000              836,451
Series 15 yr., 7.437%, 4/15/09(4)                                                                   755,000              632,312
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Brazil (Federal Republic of) Debt Conversion Bonds:
Series 18 yr., 7.437%, 4/15/12(4)                                                                 1,863,000            1,373,962
Series 20 yr., 8%, 4/15/14                                                                          825,044              608,470
Series D, 7.437%, 4/15/12(4)                                                                      1,195,000              881,312
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Brazil (Federal Republic of) Eligible Interest Bonds, 7.375%, 4/15/06(4)                             79,050               72,232
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Disc. Bonds, 7.375%, 4/15/24(4)                                   780,000              618,150
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Brazil (Federal Republic of) Par Bonds, 6%, 4/15/24(4)                                            1,705,000            1,116,775
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Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09                                       2,605,000            2,787,350
                                                                                                                     -----------
                                                                                                                       9,653,814
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Bulgaria--0.2%
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
Tranche A, 2.75%, 7/28/12(4)                                                                        649,000              478,638


6                       Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Canada--0.1%
Canada (Government of) Bonds:
7%, 12/1/06(CAD)                                                                                    425,000           $  303,090
Series J24, 10.25%, 2/1/04(CAD)                                                                     130,000               99,560
                                                                                                                      ----------
                                                                                                                         402,650
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Colombia--0.2%
Colombia (Republic of) Nts., 8.625%, 4/1/08                                                          55,000               41,113
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 7.625%, 2/15/07                                         520,000              378,300
--------------------------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                                             150,000              117,375
                                                                                                                      ----------
                                                                                                                         536,788
--------------------------------------------------------------------------------------------------------------------------------
Finland--0.2%
Finland (Republic of) Bonds, 9.50%, 3/15/04(EUR)                                                    504,563              551,820
--------------------------------------------------------------------------------------------------------------------------------
France--2.5%
France (Government of) Obligations Assimilables du Tresor Bonds, 5.50%, 4/25/10(EUR)              5,735,000            5,543,723
--------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 4.75%, 3/12/02(EUR)                                         1,900,000            1,813,818
                                                                                                                      ----------
                                                                                                                       7,357,541
--------------------------------------------------------------------------------------------------------------------------------
Germany--1.7%
Germany (Republic of) Bonds:
5.375%, 1/4/10(EUR)                                                                               2,400,000            2,325,947
7.375%, 12/2/02(EUR)                                                                              2,500,000            2,518,961
                                                                                                                      ----------
                                                                                                                       4,844,908
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Great Britain--0.6%
United Kingdom Treasury Nts., 8%, 6/10/03(GBP)                                                    1,070,000            1,707,346
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Greece--0.2%
Hellenic (Republic of) Bonds, 8.60%, 3/26/08(GRD)                                               207,200,000              677,101
--------------------------------------------------------------------------------------------------------------------------------
Hungary--0.3%
Hungary (Government of) Bonds, Series 01/H, 13.50%, 6/12/01(HUF)                                213,220,000              808,738
--------------------------------------------------------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, Series F, 1.90%, 3/29/18(8)(9)(FRF)          2,892,750               69,752
--------------------------------------------------------------------------------------------------------------------------------
Japan--1.6%
Japan (Government of) Bonds, Series 185, 3.10%, 3/20/06(JPY)                                    444,100,000            4,601,968
--------------------------------------------------------------------------------------------------------------------------------
Jordan--0.0%
Hashemite (Kingdom of Jordan) Disc. Bonds, 7.75%, 12/23/23(4)                                        36,000               27,810
--------------------------------------------------------------------------------------------------------------------------------
Mexico--1.8%
United Mexican States Bonds:
11.375%, 9/15/16                                                                                    870,000              996,150
11.50%, 5/15/26                                                                                   1,145,000            1,379,725
Series A, 7.313%, 12/31/19(4)                                                                       105,000              103,163
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States Disc. Bonds:
Series B, 7.603%, 12/31/19(4)                                                                        75,000               73,828
Series C, 7.80%, 12/31/19(4)                                                                        170,000              167,025
Series D, 7.925%, 12/31/19(4)                                                                       250,000              245,625
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 9.875%, 2/1/10                                                        2,040,000            2,116,500
                                                                                                                      ----------
                                                                                                                       5,082,016
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Norway--0.5%
Norway (Government of) Bonds, 9.50%, 10/31/02(NOK)                                               10,515,000            1,291,909


                       Oppenheimer Strategic Bond Fund/VA                      7

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Panama--0.2%
Panama (Republic of) Bonds, 8.875%, 9/30/27                                                      $  275,000          $   232,375
--------------------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Interest Reduction Bonds, 4.25%, 7/17/14(4)                                    456,000              364,800
                                                                                                                     -----------
                                                                                                                         597,175
--------------------------------------------------------------------------------------------------------------------------------
Peru--0.8%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.50%, 3/7/17(4)                       1,145,000              762,856
--------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., Zero Coupon, 4.52%, 2/28/16(7)                                       3,071,174            1,460,344
                                                                                                                     -----------
                                                                                                                       2,223,200
--------------------------------------------------------------------------------------------------------------------------------
Poland--0.1%
Poland (Republic of) Past Due Interest Bonds, 6%, 10/27/14(4)                                       370,000              330,688
--------------------------------------------------------------------------------------------------------------------------------
Russia--2.3%
Russia (Government of) Debs., 12/15/15(8)(9)                                                         24,195                7,531
--------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Principal Loan Debs., Series 24 yr., 12/15/20(8)(9)                        4,597,000            1,415,014
--------------------------------------------------------------------------------------------------------------------------------
Russian Federation Bonds, 2.25%, 3/31/30(1)(4)                                                    9,910,000            3,706,959
--------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.75%, 7/24/05                                                                                      602,000              468,055
12.75%, 6/24/28                                                                                   1,342,000            1,151,637
                                                                                                                     -----------
                                                                                                                       6,749,196
--------------------------------------------------------------------------------------------------------------------------------
Spain--0.7%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
4.50%, 7/30/04(EUR)                                                                               1,220,000            1,040,883
7.90%, 2/28/02(EUR)                                                                               1,100,000            1,099,770
                                                                                                                     -----------
                                                                                                                       2,140,653
--------------------------------------------------------------------------------------------------------------------------------
Sweden--0.2%
Sweden (Kingdom of) Bonds, Series 1034, 9%, 4/20/09(SEK)                                          4,500,000              644,717
--------------------------------------------------------------------------------------------------------------------------------
The Netherlands--0.7%
The Netherlands (Government of) Bonds, 6%, 1/15/06(EUR)                                           1,915,000            1,900,887
--------------------------------------------------------------------------------------------------------------------------------
Turkey--0.4%
Turkey (Republic of) Bonds, 11.75%, 6/15/10                                                         550,000              563,131
--------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                                       230,000              245,238
--------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                                             385,000              409,063
                                                                                                                     -----------
                                                                                                                       1,217,432
--------------------------------------------------------------------------------------------------------------------------------
Venezuela--0.6%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27(10)                                                   399,000              263,839
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds, Series DL, 7.875%, 12/18/07(10)                              1,442,142            1,173,544
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 13.625%, 8/15/18                                              150,000              139,125
                                                                                                                     -----------
                                                                                                                       1,576,508
--------------------------------------------------------------------------------------------------------------------------------
Vietnam--0.0%
Vietnam (Government of) Bonds, 3.25%, 3/12/28(4)                                                     54,000               17,280
                                                                                                                     -----------
Total Foreign Government Obligations (Cost $65,935,690)                                                               65,937,784


8                       Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Loan Participations--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation Nts., Tranche 1, 7.188%, 9/4/06(3)(4)   $  217,000           $  179,974
--------------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Trust III Nts., Tranche 3, 7.188%, 3/4/10(3)(4)                               457,000              356,174
--------------------------------------------------------------------------------------------------------------------------------
Central Bank of Indonesia Gtd. Nts., Series 4, 9.875%, 8/25/02(3)(4)                                300,000              258,750
--------------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Bank Mandiri Loans, Series 5C, 8.344%, 6/1/05(3)(4)                                250,000              182,500
--------------------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement, Tranche A, 7.75%, 1/1/09(3)(4)                   395,000              354,513
--------------------------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 9.875%, 8/25/02(3)(4)                            300,000              258,750
--------------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 8.252%, 4/28/02 (representing a basket of
reference loans and a total return swap between Chase Manhattan Bank and the Trust)(3)(4)           750,000              576,683
                                                                                                                      ----------
Total Loan Participations (Cost $2,214,002)                                                                            2,167,344

================================================================================================================================
Corporate Bonds and Notes--35.5%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.6%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                             250,000              231,250
--------------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, 1/1/01(3)                                                                            175,000              162,750
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                               550,000              383,625
--------------------------------------------------------------------------------------------------------------------------------
Greater Toronto Airports Authority, 5.40% Debs., 12/3/02(CAD)                                       240,000              159,133
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          300,000              219,000
--------------------------------------------------------------------------------------------------------------------------------
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts., Series 1997-A, Cl. B, 6/15/04(3)       77,728               79,073
--------------------------------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09                                            550,000              305,250
--------------------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07(3)                           200,000              191,000
                                                                                                                      ----------
                                                                                                                       1,731,081
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.3%
Georgia Gulf Corp., 10.375% Sr. Sub. Nts., 11/1/07(5)                                               200,000              209,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                600,000              607,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09(EUR)                                                           300,000              298,364
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(7)                                              750,000              251,250
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 10.875% Sr. Sub. Nts., 5/1/09(11)                                          1,000,000              997,500
--------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                                 140,000              143,500
--------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(3)                                            175,000              109,375
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                         250,000              166,250
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                       100,000               85,500
--------------------------------------------------------------------------------------------------------------------------------
Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07(3)                                     145,104                7,618
--------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd., 10.25% Unsec. Debs., Series B, 1/15/97                                    300,000              259,254
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                290,000              239,250
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                            400,000              408,000
                                                                                                                      ----------
                                                                                                                       3,782,361
--------------------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.2%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                             236,000              208,860
--------------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                              200,000              141,000
--------------------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08(3)                                      150,000               86,250
--------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(3)                                             55,000               35,750
--------------------------------------------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(3)                                          100,000              107,636
                                                                                                                      ----------
                                                                                                                         579,496



                       Oppenheimer Strategic Bond Fund/VA                      9

Statement of Investments  (Unaudited) (Continued)

                                                                                             Principal              Market Value
                                                                                             Amount                 Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.5%
AKI Holdings, Inc., 0%/13.50% Sr. Disc. Debs., 7/1/09(12)                                    $      150,000           $   71,625
--------------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                           100,000               79,500
--------------------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                      405,000              405,000
--------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(3)                            315,000               36,225
--------------------------------------------------------------------------------------------------------------------------------
Indorayon International Finance Co. BV, 10% Gtd. Unsec. Unsub. Nts., 3/29/01(3)(8)(9)               100,000               25,000
--------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                                       200,000              183,000
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                                 150,000               76,500
9% Sr. Nts., 11/1/06                                                                                135,000               97,875
--------------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                                 425,000              420,750
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                       70,000                7,350
--------------------------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                               100,000               96,500
                                                                                                                      ----------
                                                                                                                       1,499,325
--------------------------------------------------------------------------------------------------------------------------------
Energy--1.9%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                                     100,000               94,000
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                            400,000              390,000
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                                 245,000              158,025
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                  400,000              366,000
--------------------------------------------------------------------------------------------------------------------------------
Empresa Electric del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(3)                                  100,000               40,250
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       400,000              402,000
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(5)                                 400,000              375,000
--------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(3)                                560,000              344,400
--------------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr.
Unsec. Sub. Nts., Series B, 6/1/09(3)                                                               400,000              406,000
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                   400,000              334,000
--------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                                      400,000              389,000
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                          370,000              351,500
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                                   300,000              328,500
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(3)                                                630,000              312,637
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                                         375,000              403,594
--------------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                          175,000              175,875
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                    270,000              257,850
--------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(12)                         500,000              362,500
                                                                                                                      ----------
                                                                                                                       5,491,131
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.2%
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                                          300,000              153,000
10% Sr. Sub. Nts., Series 97-A, 3/15/04                                                             100,000               51,000
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, Units (each unit consists of $1,000 principal amount of 12.50% sr. nts.,
11/1/06 and one warrant to purchase shares of common stock)(5)(13)                                  250,000              321,250
--------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/1998(3)(8)(9)(IDR)                       1,000,000,000               17,138
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                                7,000                5,285


10                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
--------------------------------------------------------------------------------------------------------------------------------
Financial  (continued)
Federal Home Loan Bank, 5.625% Unsec. Unsub. Nts., 6/10/03(GBP)                                     115,000           $  170,557
--------------------------------------------------------------------------------------------------------------------------------
Hanvit Bank:
0%/12.75% Unsec. Sub. Nts., 3/1/10(5)(12)                                                           795,000              787,050
0%/12.75% Unsec. Sub. Nts., 3/1/10(12)                                                              470,000              465,300
--------------------------------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(4)(5)                                    400,000              366,090
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Sub. Nts., 3/1/07(5)                                                 200,000              200,250
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(5)                                                      150,000              151,125
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                                 150,000               80,250
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03(3)                                                     150,000              137,250
--------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(3)(8)(9)                               90,000                3,150
--------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(3)(8)(9)                                                                          100,000               13,000
24% Nts., 6/19/03(8)(9)(IDR)                                                                    164,300,000                2,440
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                     245,000              212,538
--------------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00(3)(8)(9)                                                 339,000                9,323
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(3)(8)(9)                                    80,000               37,600
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                                           250,000              248,125
--------------------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                             100,000               31,250
--------------------------------------------------------------------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03                                                   129,000              117,390
                                                                                                                      ----------
                                                                                                                       3,580,361
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.4%
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02                                                    500,000              222,500
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                        500,000              420,000
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  200,000              190,000
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(8)(9)                                                 100,000                6,500
11.625% Sub. Nts., 6/15/02(8)(9)                                                                    200,000               51,000
12.625% Sub. Nts., 6/15/02(8)(9)                                                                    180,000               45,900
--------------------------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                              155,000              162,635
                                                                                                                      ----------
                                                                                                                       1,098,535
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.5%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           150,000               84,750
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(12)                                71,000               53,073
--------------------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09(3)                                                     425,000              255,000
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                         200,000              167,000
--------------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10(3)(8)(9)                                       200,000               59,000
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        400,000              360,000
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(3)                           200,000              159,000
--------------------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09                                   200,000              194,500
                                                                                                                      ----------
                                                                                                                       1,332,323
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.2%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                       125,000              118,125
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                  125,000              118,125
--------------------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05                                         250,000              126,250


                       Oppenheimer Strategic Bond Fund/VA                    11

Statement of Investments  (Unaudited) (Continued)

                                                                                                  Principal         Market Value
                                                                                                  Amount            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers  (continued)
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                     $300,000           $  234,000
--------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd., 14.50% Cv. Sub. Nts., 9/30/00(NZD)                                          60,000               28,603
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                                    200,000              159,000
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                     750,000              748,125
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts., 4/15/05                           500,000              442,500
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                     750,000              731,250
10.875% Sr. Sub. Nts., 4/1/08                                                                       250,000              221,250
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(14)                                                        417,149              463,035
--------------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                                  150,000              132,750
                                                                                                                      ----------
                                                                                                                       3,523,013
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--1.9%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                     275,000              251,625
--------------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                             120,000              127,800
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      450,000              424,125
--------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                             500,000              465,625
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                                250,000              256,875
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                                 325,000              325,000
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                 425,000              420,750
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            350,000              348,250
--------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                         350,000              325,500
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06(3)                                                     400,000              375,000
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                     325,000              290,875
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                             300,000              286,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                  700,000              668,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(3)(8)(9)                                                 250,000               60,000
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(12)                                                                   200,000              136,750
9.25% Sr. Nts., 4/1/06                                                                              100,000               94,500
9.75% Sr. Nts., 6/15/07                                                                             100,000               97,125
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                              200,000              192,000
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Sub. Nts., 7/1/10(5)                                              200,000              200,106
--------------------------------------------------------------------------------------------------------------------------------
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc., 11.25% First Mtg. Nts., 5/1/06     25,000               17,750
                                                                                                                      ----------
                                                                                                                       5,364,656
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--1.0%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08(3)                                     900,000              803,250
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08(DEM)                                   25,000               12,362
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc.:
8.75% Sr. Nts., 11/15/08(5)                                                                         200,000              198,000
9.75% Sr. Nts., 11/15/08(5)                                                                         350,000              346,500
--------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07                              250,000              193,750
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                           250,000              127,500


12                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare  (continued)
Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                                          $  150,000           $  156,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                                               650,000              624,000
--------------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                                 300,000              310,500
                                                                                                                      ----------
                                                                                                                       2,771,862
--------------------------------------------------------------------------------------------------------------------------------
Housing--0.7%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06                             50,000               41,875
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              400,000              350,000
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                300,000              261,750
--------------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                       425,000              333,625
--------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                                                300,000              273,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                                                   650,000              604,500
9.25% Sr. Nts., Series B, 3/15/07                                                                   150,000              141,000
                                                                                                                      ----------
                                                                                                                       2,005,750
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--1.2%
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                                             700,000              693,875
--------------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05                        250,000              176,875
--------------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                200,000              189,000
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                       500,000              511,250
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                              505,000              464,600
--------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(5)                                     500,000              506,250
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05(3)                                              1,000,000              840,000
                                                                                                                      ----------
                                                                                                                       3,381,850
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                                    175,000              182,000
--------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                             200,000              205,000
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(3)                                               150,000               53,625
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08(3)                               300,000              256,500
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                    200,000               77,000
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                  150,000              115,500
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                           400,000              397,500
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              125,000              126,250
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09                                                   150,000              138,750
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                  300,000              276,000
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          200,000               36,000
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        540,000              496,800
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08(3)                                                               50,000               45,250
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(3)                                                    100,000               90,500
--------------------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(3)                                                50,000               47,000
                                                                                                                      ----------
                                                                                                                       2,543,675


                       Oppenheimer Strategic Bond Fund/VA                     13

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.9%
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07                                                         $  200,000           $  202,250
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                       400,000              403,000
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                           300,000              255,000
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                          600,000              550,500
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                          50,000               51,375
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04(4)                                            100,000              108,500
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                       100,000               88,500
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                    210,000              189,525
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                    400,000              400,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                                                                       275,000              254,375
9% Sr. Sub. Nts., Series B, 1/15/06                                                                 100,000               94,500
                                                                                                                      ----------
                                                                                                                       2,597,525
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--3.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                      350,000              296,625
8.375% Sr. Nts., Series B, 2/1/08                                                                   100,000               88,875
9.25% Sr. Nts., 10/1/02                                                                             385,000              381,631
9.375% Sr. Nts., 11/15/09                                                                           500,000              465,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                            70,000               70,350
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(12)                                                        1,750,000              997,500
8.25% Sr. Unsec. Nts., 4/1/07                                                                       400,000              355,000
10% Sr. Nts., 4/1/09(5)                                                                              50,000               48,500
--------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                                   200,000              185,500
--------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(12)                              250,000              234,375
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                                   250,000              256,250
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(12)                            825,000              786,844
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                        50,000               46,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                1,045,000            1,008,425
--------------------------------------------------------------------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(3)                                                                  41,060               41,061
--------------------------------------------------------------------------------------------------------------------------------
EchoStar II Sinking Fund, 8.25% Bonds, 11/9/01(3)                                                    58,948               58,949
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                   400,000              394,000
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(12)                                                    85,000               54,400
9.875% Sr. Nts., 11/15/09(5)(EUR)                                                                   200,000              171,589
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(12)                                             300,000              188,250
0%/9.75% Sr. Nts., Series B, 4/15/09(12)(GBP)                                                       775,000              621,834
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(12)(GBP)                                         115,000              108,376
10% Sr. Nts., Series B, 2/15/07                                                                     100,000               95,000
--------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                               200,000              205,500
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07(CAD)                                           400,000              269,285


14                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video  (continued)
Telewest Communications plc:
0%/9.875% Sr. Nts., 4/15/09(5)(12)(GBP)                                                            $425,000           $  350,657
0%/11% Sr. Disc. Debs., 10/1/07(12)                                                                 200,000              190,500
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(12)                770,000              542,850
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09                      250,000              218,750
                                                                                                                      ----------
                                                                                                                       8,732,376
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--1.1%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(12)                                          550,000              299,750
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         500,000              227,500
--------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08(12)(GBP)                                                                   200,000              180,154
9.625% Bonds, 3/15/08(3)(GBP)                                                                       300,000              390,586
--------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                                150,000              144,750
--------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                              50,000               50,500
--------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                                200,000              202,000
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                                       500,000              505,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23                                         300,000              307,277
--------------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp,
12.75% Sr. Sub. Nts., 11/15/09(5)                                                                   800,000              740,000
                                                                                                                      ----------
                                                                                                                       3,047,517
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--7.9%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09                                                                    100,000               95,000
13% Sr. Unsec. Nts., 5/1/08(5)                                                                      250,000              251,250
13% Sr. Unsec. Nts., 5/1/08(5)(EUR)                                                                 250,000              236,055
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                       400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Colo.com, Units (each unit consists of $1,000 principal amount of 13.875% sr. nts.,
3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01 per share)(5)(13)        400,000              432,000
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(12)                                                          200,000              177,250
7.625% Bonds, 7/31/08(DEM)                                                                          600,000              271,284
8.875% Sr. Nts., 11/30/07(DEM)                                                                      100,000               48,032
10.125% Sr. Nts., 11/30/07(GBP)                                                                     170,000              259,937
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts.,
12/15/06 and one warrant to purchase 7.8 ordinary shares)(12)(13)                                   200,000              254,750
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                           80,000               84,800
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.:
0%/13.50% Sr. Disc. Nts., 3/15/08(12)                                                               350,000              173,250
12% Sr. Nts., 2/15/10(5)                                                                             50,000               39,250
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Nts., 12/1/07(5)                                                             200,000              190,750
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Unsec. Sub. Nts., 12/15/09                                                               850,000              824,500
11.25% Sr. Nts., 7/1/08                                                                             665,000              661,675
--------------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10(5)                                                                        150,000              146,250
11.625% Sr. Nts., 3/30/10(3)(EUR)                                                                   150,000              132,287


                       Oppenheimer Strategic Bond Fund/VA                    15

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(12)                                                    $  250,000             $170,000
11.875% Sr. Nts., 1/15/10(5)                                                                        375,000              378,750
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                                             510,000              497,250
--------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(5)(EUR)                            250,000              192,619
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                        600,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(12)                                       195,000              162,338
--------------------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(12)                          115,000               60,375
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(12)                                                      500,000              303,750
8.50% Sr. Nts., Series B, 1/15/08                                                                   250,000              231,250
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                             225,000              209,250
8.875% Sr. Nts., 11/1/07                                                                            365,000              343,100
--------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(12)              500,000              463,750
--------------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Nts., 12/15/09(5)(EUR)                                                      900,000              774,309
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(12)                            600,000              285,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(12)                                                             1,000,000              612,500
9.125% Sr. Unsec. Nts., 5/1/08                                                                      250,000              225,625
11% Sr. Nts., 3/15/08(5)                                                                            250,000              248,750
11.25% Sr. Nts., 3/15/10(5)                                                                         250,000              247,500
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09                                                                     725,000              656,125
8.375% Sr. Nts., 3/15/08                                                                            513,000              474,525
9.25% Sr. Nts., 7/15/07                                                                              75,000               72,750
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                              550,000              544,500
10% Sr. Unsec. Nts., Series B, 11/15/08                                                             400,000              396,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(12)                  436,950              220,660
--------------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Communications Corp., 13% Sr. Nts., 4/1/10(5)                       500,000              472,500
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(3)(12)                                40,000               26,800
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.50% Sr. Nts., 6/15/09(EUR)                                                 175,000              168,594
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9% Sr. Nts., 3/15/08                                                                                250,000              230,000
9.625% Sr. Nts., 10/1/07                                                                            350,000              331,625
10.75% Sr. Unsec. Nts., 11/15/08                                                                    300,000              297,000
10.75% Sr. Unsec. Nts., 6/1/09                                                                      310,000              306,900
--------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(5)                                     350,000              253,750
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05(8)(9)                                                  100,000               75,500
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05(11)                                                          700,000              647,500
10.50% Sr. Nts., 12/1/06(5)(EUR)                                                                    100,000               89,389
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.:
0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08(12)                                                365,000              288,530
0%/9.47% Sr. Disc. Nts., 10/15/07(12)                                                               495,000              416,569
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                         800,000              670,000
--------------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., 2/15/10(5)                                       500,000              365,000


16                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
RSL Communications plc:
0%/10% Bonds, 3/15/08(3)(12)(DEM)                                                                  $100,000          $    22,546
10.50% Sr. Unsec. Nts., 11/5/08                                                                     250,000              173,750
12.875% Sr. Unsec. Nts., 3/1/10(5)                                                                  600,000              453,000
--------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27(CAD)                                                340,000              216,852
--------------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(5)(EUR)                                                  500,000              470,912
--------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            500,000              390,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                    100,000               97,250
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(12)                                             500,000              245,000
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(12)                                               200,000               95,000
10.875% Sr. Nts., 8/1/09(EUR)                                                                       750,000              629,081
11.25% Sr. Nts., 11/1/09(5)(EUR)                                                                    250,000              212,390
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                                     225,000              237,375
11.25% Sr. Unsec. Nts., 12/1/08                                                                     500,000              563,750
13.50% Sr. Unsec. Nts., 6/15/04                                                                      65,000               73,694
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10(5)(EUR)                                 600,000              537,056
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                         500,000              372,500
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(12)                                500,000              283,125
--------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(5)                                           400,000              375,000
                                                                                                                     -----------
                                                                                                                      23,009,934
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--3.6%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  100,000               77,000
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA,14.50% Sr. Sec. Nts., 3/15/04                                                           90,000               72,338
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(8)(9)(12)                         400,000               31,500
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(12)                                25,000               25,938
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(12)                                                              500,000              308,125
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(12)                                                      500,000              372,500
10.75% Sr. Nts., 8/1/11                                                                             200,000              203,750
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(12)                                    175,000              101,063
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/15/10(5)                                            825,000              826,031
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(8)(9)                                   210,000                   --
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit consists of
$1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to purchase
19.85 shares of common stock)(8)(9)(13)                                                             100,000               58,500
--------------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts.,
7/15/10 and one warrant to purchase 2,971,830 shares of common stock)(1)(5)(12)(13)                 300,000              157,500
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Units (each unit consists of 12.50% sr. nts.,
4/15/10 and one warrant to purchase 5.146 shares of common stock)(5)(13)                            275,000              243,375
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(12)(CAD)                                              300,000              134,136
0%/14% Sr. Disc. Nts., Series B, 6/1/06(12)                                                         300,000              278,250
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(3)(12)                         410,000              350,550


                       Oppenheimer Strategic Bond Fund/VA                    17

Statement of Investments  (Unaudited) (Continued)

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(12)                                                               $245,000          $   180,688
0%/10.65% Sr. Disc. Nts., 9/15/07(12)                                                               800,000              632,000
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(5)                                                                         735,000              790,125
11.625% Sr. Nts., 8/15/06                                                                           630,000              683,550
11.625% Sr. Nts., Series A, 8/15/06                                                                 400,000              434,000
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(3)                                   200,000              157,000
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(3)(12)                               675,000              280,125
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(12)                                  325,000              225,875
--------------------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09(3)(EUR)       200,000              196,273
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                            250,000              253,750
11.75% Sr. Sub. Nts., 7/15/07                                                                       275,000              297,000
--------------------------------------------------------------------------------------------------------------------------------
PTC International Finance BV, 0%/10.75% Gtd. Sr. Unsec. Sub. Bonds, 7/1/07(12)                      134,000               95,475
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(5)(14)                                                  118,366              116,362
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       300,000              292,500
--------------------------------------------------------------------------------------------------------------------------------
Satelites Mexicanos SA, 10.125% Sr. Nts., 11/1/04                                                   300,000              201,750
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                                  700,000              497,000
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/12% Sr. Disc. Nts., 7/15/08(12)                                                                  500,000              350,000
10.75% Sr. Nts., 3/15/10(5)                                                                         600,000              601,500
--------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 0%/12.50% Sr. Disc. Nts., 8/15/06(12)              65,000               62,563
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(5)                                           900,000              936,000
                                                                                                                     -----------
                                                                                                                      10,524,092
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.1%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(5)                                              250,000               26,250
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                     500,000              446,250
9.125% Sr. Nts., 12/15/06                                                                           300,000              289,500
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                          200,000              184,000
--------------------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                                            100,000               80,500
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                   500,000              437,500
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                 50,000               41,250
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                      250,000              228,750
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(12)                                     450,000              117,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              700,000              556,500
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     500,000              420,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec. Nts., 7/15/09            200,000               36,250
                                                                                                                     -----------
                                                                                                                       3,330,000


18                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Retail--0.1%
Central Termica Guemes, 12% Bonds, 11/26/01(3)(8)(9)                                               $100,000           $    5,250
--------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08(3)                           200,000              115,000
--------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                          100,000               88,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                  100,000               89,500
                                                                                                                      ----------
                                                                                                                         298,250
--------------------------------------------------------------------------------------------------------------------------------
Service--1.5%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                            435,000              373,013
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                          750,000              630,000
--------------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Gtd. Sr. Sub. Nts., Series B, 10/15/08                425,000              398,438
--------------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(12)                                             50,000                5,250
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                    100,000               35,625
--------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories, Inc., 13.50% Sr. Sub. Nts., 10/1/09(5)                                  350,000              363,125
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                          350,000              267,750
--------------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                       200,000              180,000
--------------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                     350,000              323,750
--------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Bonds, 9/15/27                                                           245,000              248,675
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05                                               400,000              300,000
--------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(8)(9)                                            400,000               10,000
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                 250,000              226,875
--------------------------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                                   500,000              515,000
--------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(12)                      900,000              492,750
                                                                                                                      ----------
                                                                                                                       4,370,251
--------------------------------------------------------------------------------------------------------------------------------
Transportation--2.5%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                                450,000              433,125
--------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05(3)                                                                            100,000               87,750
10.50% Sr. Nts., 8/1/04                                                                             450,000              417,375
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                                             300,000              286,500
9.375% Sr. Unsec. Nts., 11/15/06                                                                    300,000              289,500
10.75% Sr. Nts., 8/1/05                                                                             125,000              127,656
--------------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                                  500,000              322,500
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                                  75,000               19,125
--------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                                 250,000              241,875
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09(EUR)                                       400,000              368,102
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.875% Nts., 7/1/10                                                            300,000              209,382
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04(GBP)                                540,000              819,672
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               500,000              501,875
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                                                                        50,000               45,000
11% Sr. Sub. Nts., 7/15/06                                                                          225,000              222,188
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(3)                                                150,000              101,250
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                                200,000              193,000


                       Oppenheimer Strategic Bond Fund/VA                    19

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation  (continued)
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.65% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase
five shares of common stock)(3)(4)(13)                                                           $  250,000         $    131,250
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(5)                       175,000               70,875
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                          1,300,000            1,137,500
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                     400,000              358,000
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                          430,000              316,050
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03             300,000              298,875
--------------------------------------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(5)                                     180,752               96,251
                                                                                                                    ------------
                                                                                                                       7,094,676
--------------------------------------------------------------------------------------------------------------------------------
Utility--0.3%
Azurix Corp., 10.75% Sr. Nts., 2/15/10(5)                                                           250,000              241,875
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                              230,000              224,538
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                                  250,000              262,936
--------------------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17                 199,000              199,000
                                                                                                                    ------------
                                                                                                                         928,349
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $116,838,102)                                                                  102,618,389

                                                                                                 Shares
================================================================================================================================
Preferred Stocks--2.0%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(3)(14)                                           3,192               26,334
--------------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, Non-Vtg.                                       100,000               85,000
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(3)(14)                                                                      24,210              605,250
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.(14)                                              64               12,960
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable, Series B, Non-Vtg.(14)                    259              256,086
--------------------------------------------------------------------------------------------------------------------------------
Contour Energy Co., $2.625 Cum. Cv.(9)                                                                1,800               11,925
--------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.(9)                                            46,000              779,125
--------------------------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                             2,000               75,500
--------------------------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Exchangeable, Non-Vtg.(3)(9)                                               5,000              191,250
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(14)                                                                   261              252,517
13% Sr. Exchangeable, Non-Vtg.(14)                                                                      340              352,750
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(14)                                       197               38,661
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(3)(9)                       5,000              126,250
--------------------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(3)                                                  4,491               11,227
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A(3)                                            20                  300
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(14)                                                   145              126,150
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv., Series E, Non-Vtg.                                           2,100               55,650
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13%, Non-Vtg.(5)(14)                                                                                     12                8,670
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable
preferred stock and one warrant to purchase 30 shares of common stock)(3)(13)(14)                        50               44,250
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(14)                          6,061                  758
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(14)                               127              123,508
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc. 14% Cum., Non-Vtg.(14)                                                 20,384            1,054,872


20                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                     Shares         Note 1
================================================================================================================================
Preferred Stocks  (continued)
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(14)                                  25           $  240,625
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                               8,000              690,000
9.20% Exchangeable, Series F, Non-Vtg.                                                                1,000               90,750
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(14)                                          505              475,963
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, Non-Vtg.(14)                                                                 10               42,250
13.75% Exchangeable(5)                                                                                    2                8,450
--------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                                    187                2,875
                                                                                                                      ----------
Total Preferred Stocks (Cost $8,190,885)                                                                               5,789,906

================================================================================================================================
Common Stocks--0.9%
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(5)(9)                                                                                   24,390               21,341
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(3)(9)                                                                        26,119              176,315
--------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc.(9)                                                                                       700                7,044
--------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc.(3)(9)                                                                                5,786              116,443
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.(3)(9)                                                                        90               47,700
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(9)                                                                         2,404               43,272
--------------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc.(9)                                                                                7,581              189,525
--------------------------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(9)                                                                       358                1,186
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(9)                                                                      362               10,770
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc.(3)(9)                                                                                       210                    2
--------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd.(3)(9)                                                                          18,514               50,913
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp.(9)                                                                        33,471              788,660
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(3)(9)                                                                    370                    4
--------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A(9)                                                                       1,814               84,805
--------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc.(9)                                                                                15,500              252,844
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc.(9)                                                                                       1,189               33,961
--------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.(9)                                                                    7,581              301,819
--------------------------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc.(9)                                                            6,273                9,409
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.(9)                                                                                    10,327              473,751
--------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(3)(9)                                                                                 1,082                   11
                                                                                                                      ----------
Total Common Stocks (Cost $1,180,894)                                                                                  2,609,775


                       Oppenheimer Strategic Bond Fund/VA                    21

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                    Units           Note 1
================================================================================================================================
Rights, Warrants and Certificates--0.1%
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01(3)                                                  60             $ 16,507
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(3)                                                                 16,000                4,800
--------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories, Inc. Wts., Exp. 10/1/09(3)                                                  350                3,500
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/15/05                                                        165                3,076
--------------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/15/03(3)                                                          200                4,025
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(3)                                                     400                9,000
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07                                                                        200               20,000
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/15/08(5)                                                   175               14,197
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(3)                                                     7,500                   75
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                          2,404                2,704
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                                          1,668                   --
Exp. 1/23/03(3)                                                                                         953                   10
Exp. 5/1/05(3)                                                                                        2,181                   --
Exp. 9/1/04(3)                                                                                        2,800                   --
--------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/00(3)                                                                 530                   53
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                             825               11,636
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                                200                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(3)                                                                     270                   --
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(3)                                                        725                2,221
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(3)                                                 200                   20
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(3)                                                 150                1,781
--------------------------------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03                                                                     688,000                   --
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(5)                                                 600               48,300
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(3)                                                       250                   62
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., Wts., Exp. 12/15/07(3)                                                   100               47,013
--------------------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp. 3/15/04(3)                                                     800               12,100
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.:
Exp. 3/31/03(3)                                                                                         300                   15
Exp. 6/1/06(3)                                                                                          300                   15
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(3)                                                             36,431                  364
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(3)                                           200                    2
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(3)                                                                    1,500               17,438
                                                                                                                        --------
Total Rights, Warrants and Certificates (Cost $26,603)                                                                   218,914


22                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                Principal           Market Value
                                                                                                Amount              Note 1
================================================================================================================================
Structured Instruments--2.8%
--------------------------------------------------------------------------------------------------------------------------------
Alpha Wind 2000-A Ltd. Nts.:
11.38%, 5/23/01(3)(4)                                                                           $   250,000           $  250,000
13.82%, 5/23/01(3)(4)                                                                               400,000              400,000
--------------------------------------------------------------------------------------------------------------------------------
Citibank NA (Nassau Branch), Mexican Peso Linked Nts.:
18.70%, 3/3/03(MXN)                                                                               7,625,000              785,468
19.75%, 6/27/02(MXN)                                                                              3,900,000              402,777
20.90%, 6/23/03(MXN)                                                                              3,845,000              394,011
21.30%, 6/23/03(MXN)                                                                              1,920,000              198,173
--------------------------------------------------------------------------------------------------------------------------------
Citibank NA, Brazilian Real Linked Nts.:
24.10%, 5/26/03(BRR)                                                                                560,000              315,481
24.25%, 5/23/03(BRR)                                                                                847,081              477,821
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Russian OFZ Linked Nts.:
Series 25030, Zero Coupon, 47.09%, 12/15/01(3)(7)(RUR)                                              950,000               18,201
Series 27001, 24.936%, 2/6/02(3)(4)(RUR)                                                            956,950               22,916
Series 27001, 24.936%, 2/6/02(3)(4)(RUR)                                                            277,180                6,638
Series 27002, 24.936%, 5/22/02(3)(4)(RUR)                                                         1,201,670               27,822
Series 27002, 24.936%, 5/22/02(3)(4)(RUR)                                                           277,180                6,418
Series 27003, 24.936%, 6/5/02(3)(4)(RUR)                                                          2,903,990               67,287
Series 27003, 24.936%, 6/5/02(3)(4)(RUR)                                                            277,180                6,422
Series 27003, 24.936%, 6/5/02(3)(4)(RUR)                                                          3,150,400               72,997
Series 27004, 24.936%, 9/1/02(3)(4)(RUR)                                                            277,180                6,206
Series 27004, 24.936%, 9/18/02(3)(4)(RUR)                                                         3,297,310               73,828
Series 27005, 24.936%, 10/9/02(3)(4)(RUR)                                                        12,522,980              270,357
Series 27005, 24.936%, 10/9/02(3)(4)(RUR)                                                           277,180                5,984
Series 27006, 24.936%, 1/22/03(3)(4)(RUR)                                                         4,037,590               84,233
Series 27006, 24.936%, 2/6/02(3)(4)(RUR)                                                            277,180                5,783
Series 27007, 24.936%, 2/5/03(3)(4)(RUR)                                                          5,630,800              118,153
Series 27007, 24.936%, 2/5/03(3)(4)(RUR)                                                            277,180                5,816
Series 27008, 24.936%, 5/21/03(3)(4)(RUR)                                                         3,315,240               67,297
Series 27008, 24.936%, 5/21/03(3)(4)(RUR)                                                           277,180                5,627
Series 27009, 24.936%, 6/4/03(3)(4)(RUR)                                                          3,783,430               76,329
Series 27009, 24.936%, 6/4/03(3)(4)(RUR)                                                            277,180                5,592
Series 27009, 24.936%, 6/4/03(3)(4)(RUR)                                                          2,561,555               51,678
Series 27010, 24.936%, 9/17/03(3)(4)(RUR)                                                         2,047,150               40,987
Series 27010, 24.936%, 9/17/03(3)(4)(RUR)                                                           277,180                5,550
Series 27011, 24.936%, 10/8/03(3)(4)(RUR)                                                         1,412,340               26,984
Series 27011, 24.936%, 10/8/03(3)(4)(RUR)                                                           277,180                5,296
Series 28001, 24.936%, 1/21/04(3)(4)(RUR)                                                           277,180                5,170
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Turkey Treasury Bill Linked Nts.:
9.26%, 8/30/00                                                                                      600,000              603,660
9.26%, 11/30/00                                                                                     600,000              603,720
Zero Coupon, 16.38%, 6/20/03(7)(MXN)                                                              9,079,070              585,207
--------------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts., 4/19/01                                  3,600              252,180
--------------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Bonds, Series 27010, 24.936%, 9/17/03(3)(4)(RUR)              3,590,420               71,885
--------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Brazil Credit Linked Nts., Series 2, 6%, 4/2/03                          310,000              269,344
--------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Turkey Treasury Bill Linked Nts., Zero Coupon, 10.60%, 8/11/00(7)      1,180,000            1,185,157
--------------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Indian Rupee Linked Nts., 14.55%, 9/20/00(INR)                           8,687,250              198,901
                                                                                                                      ----------
Total Structured Instruments (Cost $8,290,698)                                                                         8,083,356


                       Oppenheimer Strategic Bond Fund/VA                    23

Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                  Date           Strike          Contracts          Note 1
================================================================================================================================
Call Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Australian Dollar Call                                             7/3/00        0.63(AUD)          666,000         $        --
--------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call(3)                                        9/27/00        9.90(MXN)        1,560,000               28,080
                                                                                                                    ------------
Total Call Options Purchased (Cost $18,803)                                                                               28,080

                                                                                                 Principal
                                                                                                 Amount
================================================================================================================================
Repurchase Agreements--3.3%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $9,664,272 on 7/3/00, collateralized by U.S. Treasury Nts.,
5%-7.50%, 8/31/00-5/15/08, with a value of $7,286,346 and U.S. Treasury Bonds,
5.25%-12%, 8/15/03-11/15/28, with a value of $2,573,937 (Cost $9,659,000)                        $9,659,000            9,659,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $315,059,247)                                                       102.4%         296,366,083
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (2.4)          (6,910,953)
                                                                                                 ----------         ------------
Net Assets                                                                                            100.0%        $289,455,130
                                                                                                 ==========         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP -- Argentine Peso       FRF -- French Franc             JPY -- Japanese Yen
AUD -- Australian Dollar    GBP -- British Pound Sterling   MXN -- Mexican Nuevo Peso
BRR -- Brazilian Real       GRD -- Greek Drachma            NOK -- Norwegian Krone
CAD -- Canadian Dollar      HUF -- Hungarian Forint         NZD -- New Zealand Dollar
DEM -- German Mark          IDR -- Indonesian Rupiah        RUR -- Russian Ruble
EUR -- Euro                 INR -- Indian Rupee             SEK -- Swedish Krona

1. When-issued security to be delivered and settled after June 30, 2000.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
4. Represents the current interest rate for a variable or increasing rate security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,628,251 or 6.09% of the Fund's net assets as of June 30, 2000.
6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
8. Issuer is in default.
9. Non-income-producing security.
10. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                         Principal              Expiration            Exercise         Premium      Market Value
                                         Subject to Call        Date                  Price            Received     Note 1
--------------------------------------------------------------------------------------------------------------------------------
    Venezuela (Republic of) Bonds,
    9.25%, 9/15/27 Call                  285,000                9/7/00                68.000%          $4,104             $3,491
--------------------------------------------------------------------------------------------------------------------------------
    Venezuela (Republic of) Disc. Bonds,
    Series DL, 7.875%, 12/18/07 Call     250,000                7/17/00               81.813            3,575              2,635
                                                                                                       ------             ------
                                                                                                       $7,679             $6,126
                                                                                                       ======             ======

11. Securities with an aggregate market value of $747,240 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
14. Interest or dividend is paid in kind.

See accompanying Notes to Financial Statements.


24                     Oppenheimer Strategic Bond Fund/VA

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

================================================================================================
Assets
Investments, at value (cost $315,059,247)--see accompanying statement               $296,366,083
------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                     30,786
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       6,133,470
Interest and principal paydowns                                                        4,956,503
Shares of beneficial interest sold                                                       208,743
Daily variation on futures contracts                                                       4,834
Other                                                                                      2,167
                                                                                    ------------
Total assets                                                                         307,702,586
================================================================================================
Liabilities
Bank overdraft                                                                            34,457
------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                    133,598
------------------------------------------------------------------------------------------------
Options written, at value (premiums received $7,679)--see accompanying statement           6,126
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $9,940,877 purchased on a when-issued basis)         17,116,775
Shares of beneficial interest redeemed                                                   868,590
Closed foreign currency contracts                                                         50,660
Trustees' compensation                                                                       240
Transfer and shareholder servicing agent fees                                                168
Other                                                                                     36,842
                                                                                    ------------
Total liabilities                                                                     18,247,456
================================================================================================
Net Assets                                                                          $289,455,130
                                                                                    ============
================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $310,658,309
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                   12,858,889
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions       (15,488,306)
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                             (18,573,762)
                                                                                    ------------
Net assets--applicable to 62,234,969 shares of beneficial interest outstanding      $289,455,130
                                                                                    ============
================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                   $4.65

See accompanying Notes to Financial Statements.


                       Oppenheimer Strategic Bond Fund/VA                   25

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

======================================================================================
Investment Income
Interest (net of foreign withholding taxes of $35,116)                     $13,911,944
--------------------------------------------------------------------------------------
Dividends                                                                      365,830
                                                                           -----------
Total income                                                                14,277,774
======================================================================================
Expenses
Management fees                                                              1,047,060
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     30,665
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    1,034
--------------------------------------------------------------------------------------
Trustees' compensation                                                             608
--------------------------------------------------------------------------------------
Other                                                                           31,749
                                                                           -----------
Total expenses                                                               1,111,116
Less expenses paid indirectly                                                   (7,851)
                                                                           -----------
Net expenses                                                                 1,103,265
======================================================================================
Net Investment Income                                                       13,174,509
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                       (3,014,548)
Closing of futures contracts                                                  (111,180)
Closing and expiration of option contracts written                              68,825
Foreign currency transactions                                               (4,272,899)
                                                                           -----------
Net realized loss                                                           (7,329,802)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (3,220,598)
Translation of assets and liabilities denominated in foreign currencies      2,352,724
                                                                           -----------
Net change                                                                    (867,874)
                                                                           -----------
Net realized and unrealized loss                                            (8,197,676)
======================================================================================
Net Increase in Net Assets Resulting from Operations                       $ 4,976,833
                                                                           ===========

See accompanying Notes to Financial Statements.


26                     Oppenheimer Strategic Bond Fund/VA

Statements of Changes in Net Assets

                                                                              Six Months Ended      Year Ended
                                                                              June 30, 2000         December 31,
                                                                              (Unaudited)           1999
================================================================================================================
Operations
Net investment income                                                         $ 13,174,509          $ 25,290,430
----------------------------------------------------------------------------------------------------------------
Net realized loss                                                               (7,329,802)           (8,363,827)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                             (867,874)           (8,793,283)
                                                                              ------------          ------------
Net increase in net assets resulting from operations                             4,976,833             8,133,320
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                           (23,001,014)          (15,617,496)
================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions      25,393,693            10,369,398
================================================================================================================
Net Assets
Total increase                                                                   7,369,512             2,885,222
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                            282,085,618           279,200,396
                                                                              ------------          ------------
End of period (including undistributed net investment
income of $12,858,889 and $22,685,394, respectively)                          $289,455,130          $282,085,618
                                                                              ============          ============

See accompanying Notes to Financial Statements.


                       Oppenheimer Strategic Bond Fund/VA                   27

Financial Highlights

                                                      Six Months
                                                      Ended June 30,   Year Ended December 31,
                                                      2000 (Unaudited) 1999        1998       1997        1996        1995
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $4.97            $5.12       $5.12      $5.09       $4.91      $4.60
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .21              .45         .39        .39         .38        .38
Net realized and unrealized gain (loss)                   (.12)            (.31)       (.24)       .04         .19        .30
-----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                    .09              .14         .15        .43         .57        .68
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.41)            (.29)       (.09)      (.39)       (.39)      (.37)
Distributions from net realized gain                        --               --        (.06)      (.01)         --         --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders      (.41)            (.29)       (.15)      (.40)       (.39)      (.37)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.65            $4.97       $5.12      $5.12       $5.09      $4.91
                                                         =====            =====       =====      =====       =====      =====
=============================================================================================================================
Total Return, at Net Asset Value(1)                       1.76%            2.83%       2.90%      8.71%      12.07%     15.33%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $289,455         $282,086    $279,200   $207,839    $118,716    $60,098
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $284,154         $278,668    $250,227   $159,934    $ 82,604    $37,698
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                     9.32%            9.08%       8.17%      8.23%       8.48%      9.32%
Expenses                                                  0.78%            0.78%       0.80%(3)   0.83%(3)    0.85%(3)   0.85%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     57%              81%        134%       150%        144%        87%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


28                     Oppenheimer Strategic Bond Fund/VA

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call options on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of June 30, 2000, the market value of these securities comprised 2.99% of the Fund's net assets and resulted in realized and unrealized losses in the current period of $4,958,709. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in
Note 5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $9,940,877.
         In connection with its ability to purchase securities on a when-issued, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $2,003,098, representing 0.69% of the Fund's net assets, were in default.


                       Oppenheimer Strategic Bond Fund/VA                   29

================================================================================
1. Significant Accounting Policies (continued)
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $6,413,000, which expires between 2006 and 2007.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


30                     Oppenheimer Strategic Bond Fund/VA

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              Six Months Ended June 30, 2000     Year Ended December 31, 1999
                                              ------------------------------     -----------------------------
                                              Shares            Amount           Shares           Amount
--------------------------------------------------------------------------------------------------------------
Sold                                           11,187,973       $ 53,197,648      13,301,419      $ 65,503,594
Dividends and/or distributions reinvested       4,957,115         23,001,014       3,226,755        15,617,496
Redeemed                                      (10,638,175)       (50,804,969)    (14,369,937)      (70,751,692)
                                              -----------       ------------     -----------      ------------
Net increase                                    5,506,913       $ 25,393,693       2,158,237      $ 10,369,398
                                              ===========       ============     ===========      ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $158,356,322 and $157,323,203, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.74%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.



                       Oppenheimer Strategic Bond Fund/VA                    31

================================================================================
5. Foreign Currency Contracts  (continued)
As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                       Expiration              Contract           Valuation as of   Unrealized      Unrealized
Contract Description                   Dates                   Amounts (000s)     June 30, 2000     Appreciation    Depreciation
--------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
Japanese Yen (JPY)                              8/7/00   201,900,000    (JPY)     $1,922,209        $30,785             $     --
                                                                                                    -------             --------
Contracts to Sell
British Pound Sterling (GBP)           7/12/00-7/24/00     2,315,000    (GBP)      3,505,953             --               32,676
Euro (EUR)                             7/28/00-10/6/00     3,315,000    (EUR)      3,186,124             --               82,707
Japanese Yen (JPY)                              9/5/00    92,600,000    (JPY)        886,069             --               18,215
                                                                                                    -------             --------
                                                                                                         --              133,598
                                                                                                    -------             --------
Total Unrealized Appreciation and Depreciation                                                      $30,785             $133,598
                                                                                                    =======             ========

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



32                     Oppenheimer Strategic Bond Fund/VA

================================================================================
6. Futures Contracts  (continued)
As of June 30, 2000, the Fund had outstanding futures contracts as follows:

                                                                                           Unrealized
                               Expiration       Number of         Valuation as of          Appreciation
Contract Description           Date             Contracts         June 30, 2000            (Depreciation)
--------------------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Long Bonds                9/20/00           18               $ 1,752,188                  $  30,094
U.S. Treasury Nts., 10 yr.     9/20/00          125                12,310,547                    333,008
                                                                                               ---------
                                                                                                 363,102
                                                                                               ---------
Contracts to Sell
U.K. Long Gilt                 9/27/00             3                  516,573                     (4,950)
U.S. Treasury Nts., 5 yr.      9/20/00            56                5,544,875                   (143,938)
                                                                                               ---------
                                                                                                (148,888)
                                                                                               ---------
                                                                                               $ 214,214
                                                                                               =========

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                       Oppenheimer Strategic Bond Fund/VA                    33

================================================================================
7. Option Activity(continued)
Written option activity for the six months ended June 30, 2000, was as follows:

                                Call Options                           Put Options
                                -------------------------------        -------------------------
                                Number of             Amount of        Number of       Amount of
                                Options               Premiums         Options         Premiums
------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 1999                144,000,000          $  14,910         3,347,205       $ 55,420
Options written                        2,345            123,349           660,000          2,914
Options closed or expired                 --                 --        (3,347,205)       (55,420)
Options exercised               (144,001,810)          (130,580)         (660,000)        (2,914)
                                ------------          ---------        ----------       --------
Options outstanding as of
June 30, 2000                            535          $   7,679               --        $    --
                                ============          =========        ==========       ========

================================================================================
8. Illiquid or Restricted Securities

As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000, was $16,827,026, which represents 5.81% of the Fund's net assets, of which $1,058,509 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                       Valuation Per
                                                                Acquisition            Cost Per        Unit as of,
Security                                                        Dates                  Unit            June 30, 2000
--------------------------------------------------------------------------------------------------------------------
Bonds
TAGHeuer International SA, 12% Sr. Sub. Nts., 12/15/05          12/8/95                 100.00%               107.64%

Stocks and Warrants
CGA Group Ltd. Wts., Exp. 6/16/07                               6/17/97                $    --               $  0.30
--------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A                                        6/17/97                  25.00                 25.00
--------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                         6/27/00                   5.83                  6.75
--------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc.                                                4/18/00                  15.25                 20.13
--------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.                                      4/6/00                 530.00                530.00
--------------------------------------------------------------------------------------------------------------------
Real Time Data Wts., Exp. 5/31/04                               6/30/99                   0.01                  0.01


34                     Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           David P. Negri, Vice President
                                           Arthur P. Steinmetz, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Strategic Bond Fund/VA. For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

          (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                       Oppenheimer Strategic Bond Fund/VA                    35